COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Statement [Line Items]
Less than one year	$ 248
Commitments And Contingencies
Statement [Line Items]
Less than one year	105
One to five years	35
Total commitment	$ 140